Long-Term Loans, Net of Current Maturities (Details 1) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
2020	$ 664
2021	664
2022	662
2023	655
2024	60
Total	$ 2,705